Filed pursuant to Rule 497(e)
Registration Nos. 333-133691; 811-21897
Hood River Small-Cap Growth Fund

Institutional Shares Ticker: HRSMX	Investor Shares Ticker: HRSRX	Retirement Shares Ticker: HRSIX
Hood River International Opportunity Fund

Institutional Shares Ticker: HRIOX	Investor Shares Ticker: HRIIX	Retirement Shares Ticker: HRITX
Hood River New Opportunities Fund

Institutional Shares Ticker: HRNOX	Investor Shares Ticker: HRNIX	Retirement Shares Ticker: HRNRX
(the “Funds”)
Supplement dated May 20, 2025 to
each Summary Prospectus and the Funds' Statutory Prospectus and Statement of Additional Information dated October 31, 2024
Effective June 30, 2025, the mailing address for the Funds has changed. Going forward, please send written requests to obtain Fund documentation, or to purchase, redeem, or exchange shares of a Fund to:

Regular Mail:
Hood River Small-Cap Growth Fund, Hood River International Opportunity Fund or Hood River New Opportunities Fund
c/o U.S. Bank Global Fund Services
PO Box 219252
Kansas City, MO 64121-9252
Overnight Delivery:
Hood River Small-Cap Growth Fund, Hood River International Opportunity Fund or Hood River New Opportunities Fund
c/o U.S. Bank Global Fund Services
801 Pennsylvania Ave, Suite 219252
Kansas City, MO 64105-1307

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Please retain this supplement with your Summary Prospectus and Statutory Prospectus and Statement of Additional Information